Current Maturities and Short-Term Bank Loans (Tables)	12 Months Ended
Dec. 31, 2024
Current Maturities and Short-Term Bank Loans [Abstract]
Schedule of Current Maturities and Short Term Bank Loans

Composed as follows:

	Linkage	Interest rate	December 31	December 31
	terms	2023 and 2024	2024	2023
		%	€ in thousands
Current maturities of long term bank loans (refer to Note 11)	EURIBOR	2 – 6.3	4,215	3,022
	Fixed rate	2.58 – 3.03	7,550	6,762
	Prime rate (USA)	6.75-7.75	9,551	-
			21,316	9,784

	Linkage	Interest rate	December 31	December 31
	terms	2024 and 2023	2024	2023
		%	€ in thousands
Current maturities of other long term loans (1)	EURIBOR	5.27-9.1	5,000	5,000
	Fixed rate	5-5.5	866	-
			5,866	5,000

(1)	Loans provided by the minority (49%) holders in Talasol.